Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In our opinion, the accompanying unaudited interim condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, which are necessary to present fairly our financial position, results of operations, and cash flows. The consolidated balance sheet at December 31, 2019 has been derived from audited financial statements of that date. The unaudited interim consolidated results of operations are not necessarily indicative of the results that may occur for the full fiscal year. The Company believes that the disclosures provided herein are adequate to make the information presented not misleading when these unaudited interim condensed consolidated financial statements are read in conjunction with the audited financial statements and notes previously distributed in our audited consolidated financial statements for the year ended December 31, 2019.

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Basis of Presentation and Principles of Consolidation

The Common Control Transactions on August 1, 2018 is deemed to be the start of the successor period. The financial reporting periods are as follows:

●	The consolidated successor period of the Company reflecting the Recapitalization and Common Control Transactions, from August 1, 2018 to December 31, 2018 and December 31, 2019.

●	The combined predecessor period of Family Health Advisors, Inc., Employee Benefits Solutions, Inc., and Tri Star Benefits, LLC, for the period from January 1, 2018 to July 31, 2018.

The accompanying consolidated and combined financial statements included herein have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements include the accounting of Reliance Global Group, Inc., and its wholly owned subsidiaries. The combined financial statements include Family Health Advisors, Inc., Employee Benefits Solutions, LLC, and Tri Star Benefits, LLC. All intercompany transactions and balances have been eliminated in consolidation and combination.

Liquidity

Liquidity

The Company has incurred losses of $2,118,211 for the six months ended June 30, 2020. At June 30, 2020, the Company had a working capital deficiency of approximately $4,811,725. In 2019, the Company acquired three additional agencies to grow the company and improve profitability. Since these acquisitions are recent, management’s plans to achieve operational efficiencies and reduce expenses will be implemented and enable the Company to continue to meet its obligations for at least the next twelve months. On July 1, 2020, the Company entered into an agreement to provide additional lines of insurance to small business groups. These additional lines of insurance will provide revenue expansion opportunities and allows the Company to access an even larger insurance market. Reliance Holdings has committed to fund the Company for at least the next 12 months. Additionally, management is planning to raise additional financing through an equity offering, although, there can be no assurance that additional equity financing will be available on terms acceptable to the Company or at all.

The spread of the coronavirus (COVID-19) outbreak in the United States has resulted in economic uncertainties which may negatively impact the Company’s business operations. While the disruption is expected to be temporary, there is uncertainty surrounding the duration and extent of the impact. The impact of the coronavirus outbreak on the condensed consolidated financial statements cannot be reasonably estimated at this time.

Adverse events such as health-related concerns about working in our offices, the inability to travel and other matters affecting the general work environment could harm our business and our business strategy. While we do not anticipate any material impact to our business operations as a result of the coronavirus, in the event of a major disruption caused by the outbreak of pandemic diseases such as coronavirus, we may lose the services of our employees or experience system interruptions, which could lead to diminishment of our business operations. Any of the foregoing could harm our business and delay the implementation of our business strategy and we cannot anticipate all the ways in which the current global health crisis and financial market conditions could adversely impact our business.

Management is actively monitoring the global situation on its financial condition, liquidity, operations, industry and workforce. To date, there has been minimal to no effect to the Company due to the outbreak; however, the Company is unable to estimate any long-term effects the coronavirus will have on its results of operations, financial condition or liquidity for fiscal year 2020.

Liquidity

As of December 31, 2019, the Company’s reported cash balance was approximately $6,700, current assets were approximately $647,000 while current liabilities were approximately $4,668,000 including loan payable to related party of approximately $3,312,000. The Company had stockholders’ equity of $642,324. For the year ended December 31, 2019, the Company reported a net loss of approximately $(3,495,000) and negative cash flow from operations of $(373,934). Management believes that the company’s financial position may cause concern about the Company’s liquidity. Therefore, management has developed plans that should alleviate any liquidity issues.

Management believes that has plans that will alleviate any liquidity issues over next twelve months. Management’s cash flow forecast for 2021 and beyond indicate that its business should generate positive cash flows from their operations. During the year, the Company acquired three new entities. As the three acquisitions took place in April, May, and September of 2019, respectively, the Company did not receive the benefit of revenue from these entities for a substantial portion of the year. Further, the largest acquisition in terms of revenue was Altruis Benefit Consultants, Inc. which was not acquired until September of 2019. Going forward the Company will recognize revenue from these entities for the full year which will increase cash flows. In addition, the Company incurred several one-time expenses, related to professional and legal fees for the three acquisitions that closed in 2019, which contributed to the Company’s net loss. Reliance Holdings has also agreed to support the Company if required and management believes that the related party holding the loan to related party discussed above will forebear on any amounts due should the company be unable to fulfil its payment obligations under the loan agreement.

Management is also planning to raise capital through an initial public offering of the Company’s equity securities. However, there can be no assurance that management will be successful in raising capital through sale of equity securities.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures in the financial statements and accompanying notes. Management bases it estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Cash

Cash

The reconciliation of cash and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the statement of cash flows is as follows:

	June 30, 2020	June 30, 2019
Cash	$270,304	$83,786
Restricted cash	491,755	277,950
Total cash and restricted cash	$762,059	$361,736
Cash Cash consists of checking accounts. The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Restricted Cash

Restricted Cash

Restricted cash includes cash pledged as collateral to secure obligations and/or all cash whose use is otherwise limited by contractual provisions.

The reconciliation of cash and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the statement of cash flows is as follows:

	December 31, 2019	December 31, 2018
Cash	$6,703	$12,456
Restricted cash	484,882	88,750
Total cash and restricted cash	$491,585	$101,206

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation, including for assets acquired under capital leases or finance leases, are recorded over the shorter of the estimated useful life or the lease term of the applicable assets using the straight-line method beginning on the date an asset is placed in service. The Company regularly evaluates the estimated remaining useful lives of the Company’s property and equipment to determine whether events or changes in circumstances warrant a revision to the remaining period of depreciation. Maintenance and repairs are charged to expense as incurred.

The estimated useful life of the Companies Property and Equipment is as follows:

Useful Life (in years)
Computer equipment and software	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term
Software	3

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting guidance includes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 — Unadjusted quoted prices for identical assets or liabilities in active markets;

Level 2 — Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, which include management’s own assumption about the assumptions market participants would use in pricing the asset or liability, including assumptions about risk.

The Company’s balance sheet includes certain financial instruments, including cash, notes receivables, accounts payable, notes payables and short and long-term debt. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization. The carrying amounts of long-term debt approximate their fair value as the variable interest rates are based on the market index.

Deferred Financing Costs

Deferred Financing Costs

The Company has recorded deferred financing costs as a result of fees incurred by the Company in conjunction with its debt financing activities. These costs are amortized to interest expense using the straight-line method which approximates the interest rate method over the term of the related debt. As of December 31, 2019, and 2018, unamortized deferred financing costs were $213,733, and $46,556, respectively and are netted against the related debt.

Business Combinations

Business Combinations

The Company accounts for its business combinations using the acquisition method of accounting. Under the acquisition method, the assets acquired, and the liabilities assumed, and the consideration transferred are recorded at the date of acquisition at their respective fair values. Definite-lived intangible assets are amortized over the expected life of the asset. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill.

Goodwill represents the excess purchase price over the fair value of the tangible net assets and intangible assets acquired in a business combination. Acquisition-related expenses are recognized separately from business combinations and are expensed as incurred. If the business combination provides for contingent consideration, the Company records the contingent consideration at fair value at the acquisition date. Changes in fair value of contingent consideration resulting from events after the acquisition date, such as earn-outs, are recognized as follows: 1) if the contingent consideration is classified as equity, the contingent consideration is not re-measured and its subsequent settlement is accounted for within equity, or 2) if the contingent consideration is classified as a liability, the changes in fair value are recognized in earnings.

Identifiable Intangible Assets, Net

Identifiable Intangible Assets, net

Finite-lived intangible assets such as customer relationships assets, trademarks and tradenames are amortized over their estimated useful lives, generally on a straight-line basis for periods ranging from 3 to 20 years. Finite-lived intangible assets are reviewed for impairment or obsolescence whenever events or circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of intangible assets is measured by a comparison of the carrying amount of the asset to the future undiscounted net cash flows expected to be generated by that asset. If the asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the estimated fair value. No impairment was recognized in the predecessor and successor periods presented.

Goodwill and Other Indefinite-Lived Intangibles

Goodwill and other indefinite-lived intangibles

The Company records goodwill when the purchase price of a business acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired. Goodwill is assigned to a reporting unit on the acquisition date and tested for impairment at least annually, or more frequently when events or changes in circumstances indicate that the fair value of a reporting unit has more likely than not declined below its carrying value. Similarly, indefinite-lived intangible assets other than goodwill, such as trade names, are tested annually or more frequently if indicated, for impairment. If impaired, intangible assets are written down to fair value based on the expected discounted cash flows.

Revenue

Revenue

The Company’s revenue is primarily comprised of commission paid by health insurance carriers related to insurance plans that have been purchased by a member who used the Company’s service. The Company defines a member as an individual currently covered by an insurance plan, including individual and family, Medicare-related, small business and ancillary plans, for which the Company are entitled to receive compensation from an insurance carrier.

Six months ended June 30, 2020	Medical	Life	Property and Casualty	Total
Regular	$3,146,340	$1,065	$472,391	$3,619,796
Contingent commission			$26,536	$26,536
Profit-sharing
Override commission
Bonuses
Total six months ended June 30, 2020	$3,146,340	$1,065	$498,927	$3,646,332

Six months ended June 30, 2019
Regular	$1,092,934	$1,558	$288,594	$1,383,086
Contingent commission
Profit Sharing
Override commission
Bonuses
Total six months ended June 30, 2019	$1,092,934	$1,558	$288,594	$1,383,086

Revenue Recognition

In May 2014, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), requiring an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. In April 2016, the FASB issued ASU No. 2016-10, Identifying Performance Obligations and Licensing. ASU 2016-10 provides guidance in identifying performance obligations and determining the appropriate accounting for licensing arrangements. The effective date and transition requirements for this ASU are the same as the effective date and transition requirements in Topic 606 (and any other Topic amended by ASU 2014-09). This ASU, which the Company adopted using the prospective method effective January 1, 2019. The adoption did not have a material effect on the Company’s consolidated financial statements.

The Company’s revenue is primarily comprised of commission paid by health insurance carriers related to insurance plans that have been purchased by a member who used the Company’s service. The Company defines a member as an individual currently covered by an insurance plan, including individual and family, Medicare-related, small business and ancillary plans, for which the Company are entitled to receive compensation from an insurance carrier.

The core principle of ASC 606 is to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services. Accordingly, we recognize revenue for our services in accordance with the following five steps outlined in ASC 606:

Identification of the contract, or contracts, with a customer. A contract with a customer exists when (i) we enter into an enforceable contract with a customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, (ii) the contract has commercial substance, and (iii) we determine that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.

Identification of the performance obligations in the contract. Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or service either on its own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract.

Determination of the transaction price. The transaction price is determined based on the consideration to which we will be entitled in exchange for transferring goods or services to the customer.

Allocation of the transaction price to the performance obligations in the contract. If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis.

Recognition of revenue when, or as, the Company satisfies a performance obligation. The Company satisfies performance obligations either over time or at a point in time, as discussed in further detail below. Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised good or service to the customer.

For individual and family, Medicare supplement, small business and ancillary plans, the Company’s compensation is generally a percentage of the premium amount collected by the carrier during the period that a member maintains coverage under a plan (commissions) and, to a lesser extent, override commissions that health insurance carriers pays the Company for achieving certain objectives. Premium-based commissions are reported to the Company after the premiums are collected by the carrier, generally monthly. The Company generally continues to receive the commission payment from the relevant insurance carrier until the health insurance plan is cancelled or the Company otherwise does not remain the agent on the policy. The Company recognizes commission revenue for individual and family, Medicare Supplement, small business and ancillary plans when premiums are effective. The Company determines that there is persuasive evidence of an arrangement when the Company has a commission agreement with a health insurance carrier, a carrier reports to the Company that it has approved an application submitted through the Company’s platform, and the applicant starts making payments on the plan. The Company’s services are complete when a carrier has approved an application. The seller’s price is fixed or determinable and collectability is reasonably assured when commission amounts have been reported to the Company by a carrier.

Commission revenue from insurance distribution and brokerage operations is recognized when all placement services have been provided, protection is afforded under the insurance policy, and the premium is known or can be reasonably estimated and is billable. In general, two types of billing practices occur as part of our agency contracts, which is direct bill and agency bill. In direct bill scenarios, the insurance carriers that underwrite the insurance policies directly bill and collect the premium for the policy without any involvement from the Company. Upon collection, a commission is then remitted from the insurance carrier to the Company. These commissions have not met the criteria for revenue recognition until the Company receives the commissions, as the Company does not have insight into policy acceptance and premium collections until the commission is received from the insurance carrier, representing that the insurance policy has been bound and therefore commissions have been earned by the Company. The second billing practice where the Company bills the policy holder and collects the premiums (“Agency Bill”) provides greater transparency by the Company into the acceptance of the policy and premium collection. As part of the Agency Bill process, the Company can, at times, net its commissions out of the premiums to be sent to the insurance carriers. For Agency Bill customers, the revenue recognition criteria are considered met when the Agency receives the premiums from the policy holder, with an allowance established against the revenue for policies that may not be bound by the insurance companies.

All commission revenue is recorded net of any deductions for estimated commission adjustments due to lapses, policy cancellations, and revisions in coverage.

Insurance commissions earned from carriers for life insurance products are recorded gross of amounts due to agents, with a corresponding commission expense for downstream agent commissions being recorded as commission expense within the statements of operations.

The Company earns additional revenue including contingent commissions, profit-sharing, override and bonuses based on meeting certain revenue or profit targets established periodically by the carriers (collectively the Contingent Commissions). The Contingent Commissions are earned when the Company achieves the targets established by the insurance carries. The insurance carriers notify the company when it has achieved the target. The Company only recognizes revenue to the extent that it is probable that a significant reversal of the revenue will not occur.

The following table disaggregates the Company’s revenue by line of business:

Year ended December 31, 2019	Medical	Life	Property and Casualty	Total
Regular	$3,582,182	$1,810	$866,793	$4,450,785
Contingent commission
Profit-sharing
Override commission
Bonuses
Total year ended December 31, 2019	$3,582,182	$1,810	8866,793	$4,450,785

Period from August 1, 2018 through December 31, 2018
Regular	$382,391		$8,379	$390,770
Contingent commission
Profit Sharing
Override commission
Bonuses
Total period from August 1, 2018 through December 31, 2018	$382,391		$8,379	$390,770

General and Administrative

General and Administrative

General and administrative expenses primarily consist of personnel costs for the Company’s administrative functions, professional service fees, office rent, all employee travel expenses, and other general costs.

Marketing and Advertising

Marketing and Advertising

The Company’s direct channel expenses primarily consist of costs for e-mail marketing and newspaper advertisements. The Company’s online advertising channel expense primarily consist of social media ads. Advertising costs for both direct and online channels are expensed as incurred.

Stock-Based Compensation

Stock-Based Compensation

In June 2018, the FASB issued ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. The amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. This ASU, which the Company adopted as of January 1, 2019, did not have a material effect on the Company’s consolidated financial statements.

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, based on the terms of the awards. The fair value of the stock-based payments to nonemployees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term. As the Reliance Global Group, Inc. Equity Incentive Plan 2019 was adopted in January of 2019, the Company lacks the historical basis to estimate forfeitures and will recognize forfeitures as they occur.

Leases

Leases

On January 1, 2019, the Company adopted Accounting Standards Codification Topic 842, “Leases” (“ASC 842”) to replace existing lease accounting guidance. This pronouncement is intended to provide enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet for most leases. Expenses associated with leases will continue to be recognized in a manner similar to previous accounting guidance. The Company adopted ASC 842 utilizing the transition practical expedient added by the Financial Accounting Standards Board (“FASB”), which eliminates the requirement that entities apply the new lease standard to the comparative periods presented in the year of adoption.

The Company is the lessee in a lease contract when the Company obtains the right to use the asset. Operating leases are included in the line items right-of-use asset, lease obligation, current, and lease obligation, long-term in the consolidated balance sheet. Right-of-use (“ROU”) asset represents the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligations to make lease payments arising from the lease, both of which are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. Leases with a lease term of 12 months or less at inception are not recorded on the consolidated balance sheet and are expensed on a straight-line basis over the lease term in our consolidated statement of income. The Company determines the lease term by agreement with lessor.

Income Taxes

Income Taxes

The Company sustained losses in the three and six months ended June 30, 2020 and June 30, 2019 and the effective tax rate was 0.0% in all periods as a result of a change in the deferred tax valuation allowance. In the three months and six months ended June 30, 2020, the effective rate also included disallowed expenses used to substantiate the expected forgiveness of the loan secured under the Paycheck Protection Program (the “PPP”) established under the Coronavirus Aid, Relief and Economic Security Act enacted March 27, 2020 (the “CARES Act”). Accordingly, loan proceeds used to pay for payroll and select overhead costs may substantiate the forgiveness of the PPP loan but become non-deductible expenses for tax purposes. The Company has approximately $5,275,000 and $4,277,000 of Federal Net Operating Loss Carry forwards as of June 30, 2020 and December 31, 2019, respectively. During the six months ended June 30, 2020, the valuation allowance increased $436,759. The Company did not have any material uncertain tax positions. The Company’s policy is to recognize interest and penalties accrued related to unrecognized benefits as a component income tax expense (benefit). The Company did not recognize any interest or penalties, nor did it have any interest or penalties accrued as of June 30, 2020 and 2019.

Income Taxes

The Company recognizes deferred tax assets and liabilities using enacted tax rates for the effect of temporary differences between the book and tax basis of recorded assets and liabilities. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized. In evaluating its ability to recover deferred tax assets within the jurisdiction in which they arise, the Company considers all available positive and negative evidence, including the expected reversals of taxable temporary differences, projected future taxable income, taxable income available via carryback to prior years, tax planning strategies, and results of recent operations. The Company assesses the realizability of its deferred tax assets, including scheduling the reversal of its deferred tax assets and liabilities, to determine the amount of valuation allowance needed. Scheduling the reversal of deferred tax asset and liability balances requires judgment and estimation. The Company believes the deferred tax liabilities relied upon as future taxable income in its assessment will reverse in the same period and jurisdiction and are of the same character as the temporary differences giving rise to the deferred tax assets that will be realized.

Seasonality

Seasonality

A greater number of the Company’s Medicare-related health insurance plans are sold in the fourth quarter during the Medicare annual enrollment period when Medicare-eligible individuals are permitted to change their Medicare Advantage. The majority of the Company’s individual and family health insurance plans are sold in the annual open enrollment period as defined under the federal Patient Protection and Affordable Care Act and related amendments in the Health Care and Education Reconciliation Act. Individuals and families generally are not able to purchase individual and family health insurance outside of these open enrollment periods, unless they qualify for a special enrollment period as a result of certain qualifying events, such as losing employer-sponsored health insurance or moving to another state.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which simplifies several aspects of the accounting for employee share-based payment transactions including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification of related amounts within the statement of cash flows. Early adoption is permitted for any interim or annual period. This ASU, which the Company adopted early as of August 1, 2018, did not have a material effect on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other, Simplifying the Accounting for Goodwill Impairment. ASU 2017-04 removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. All other goodwill impairment guidance will remain largely unchanged. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. This new guidance will be applied prospectively and is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for any interim or annual period. This ASU, which the Company adopted early as of August 1, 2018, did not have a material effect on the Company’s consolidated financial statements.

In May 2014, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), requiring an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. In April 2016, the FASB issued ASU No. 2016-10, Identifying Performance Obligations and Licensing. ASU 2016-10 provides guidance in identifying performance obligations and determining the appropriate accounting for licensing arrangements. The effective date and transition requirements for this ASU are the same as the effective date and transition requirements in Topic 606 (and any other Topic amended by ASU 2014-09). This ASU was adopted by the Company using the prospective method effective January 1, 2019. The adoption did not have a material effect on the Company’s consolidated financial statements.

The Company adopted Accounting Standards Update (“ASU”) 2017- 04 Intangibles - Goodwill and Other, Simplifying the Accounting for Goodwill Impairment early in August 2018

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Management has evaluated recently issued accounting pronouncements and does not believe that they will have a significant impact on the condensed consolidated financial statements and related disclosures.

Recently Issued Accounting Pronouncements

Management has evaluated recently issued accounting pronouncements and does not believe that they will have a significant impact on the consolidated financial statements and related disclosures.